Combined Aggregate Maturities of Short and Long-Term Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Short Term And Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	$ 16.7	$ 140.2
Long-term loans, Maturity, 2 years	811.0	21.6
Long-term loans, Maturity, 3 years		628.0
Long-term loans, Maturity, 4 years		129.8
Long-term loans, Maturity, 5 years and thereafter	992.6	991.3
Long term and Short term debt	$ 1,820.3	$ 1,910.9